DWS RREEF Real Estate Securities Fund
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS RREEF Real Estate Securities Fund

The following information replaces similar disclosure in the "PAST PERFORMANCE" section of the fund's prospectus:

CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.
14.32	7.77	38.91	31.88	12.19	38.14	-15.5	-38.99	29.94	29.27
2001	2002	2003	2004	2005	2006	2007	2008	2009	2010

Best Quarter: 32.22%, Q3 2009	Worst Quarter: -39.64%, Q4 2008
Year-to-Date as of 3/31/2011: 7.14%